Note 16 - Stock-based Compensation Plans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	$ 100	$ 100
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options		$ 1,600	$ 100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	526,321	468,889	953,264
Stock Issued During Period, Shares, Stock Options Settled for Cash and Shares Issued from Treasury, Shares	0	446,875
Common Shares Settlement of Stock Options		$ 4,400	$ 300
Cash Settlement of Stock Options			$ 400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	170,932	0	215,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 4.46	$ 0	$ 3.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 1,800	$ 500	$ 2,400
Share Based Compensation Arrangement by Share Based Payment Award Options, Settled in Period Total Intrinsic Value	$ 0	6,700	$ 1,600
Not Approved by Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	175,000		175,000
Less Than [Member]
Cash Settlement of Stock Options		2,600
Shareholder-Approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	170,932
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 4.46
Deferred Share Unit Plan [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0	$ 0
Deferred Share Units Outstanding Number	241,482	188,766
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 5,200	$ 3,300
Deferred Share Units Grants In Period	52,716
Deferred Share Units Compensation Expense	$ 1,600	1,900	$ 1,500
Cash-Settled Restricted Share Unit [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	900	1,000
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	800	800
Cash Settled Restricted Share Units Compensation Expense	$ 800	$ 700	$ 600
Shareholder-Approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	351,321
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 800
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 400
Employee Stock Option [Member] | Shareholder-Approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	4,546,332
Performance Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 1,200
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 1,200
Restricted Stock Units (RSUs) [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 700
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 219 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 700